Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information about Trade and Other Receivables

in CHF thousands	2021	2020
Trade receivables	23,710	159
Value added tax	1,770	1,376
Withholding tax	24	199
Other receivables	146	1,103
Balance at December 31	25,650	2,837
Trade receivables are denominated in the following currencies:

in CHF thousands	2021	2020
CHF	958	159
EUR	3,127	—
USD	19,625	—
Balance at December 31	23,710	159